Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
36.	RELATED PARTY TRANSACTIONS

a)	Apart from the transactions detailed elsewhere in this financial information, the Group had no transactions with related parties during the years ended December 31, 2023, 2024 and 2025.

b)	Transaction with a related party

	For the years ended December 31,
	2024	2025	2025
	RMB	RMB	US$

Dr. Zhai Yifan	-	29,533	4,223
Dr. Yang Dajun	-	3,933	562
	-	33,466	4,785

According to the HealthQuest Pharma Acquisition Agreement, a contingent consideration of RMB29,533 (US$4,223) due to Dr. Zhai was recognized during the year ended December 31, 2025.

On 17 July 2025, the Company borrowed 22,000,000 ordinary shares of the Company from Dr. Yang to fulfil a placement to designated subscribers within the required timeline. The borrowed shares were returned to Dr. Yang on 29 July 2025 through the issuance of new shares, accompanied by a contractual borrowing cost payment of RMB 3,933, which was recorded as a reduction in equity in connection with such issuance.

c)	Outstanding balance with a related party

	As at December 31,
	2024	2025	2025
	RMB	RMB	US$

Other payables and accruals	29,344	10,308	1,474
Other non-current liabilities	-	6,374	911

Total for Dr. Zhai Yifan	29,344	16,682	2,385

In accordance with the acquisition agreement, payable to Dr. Zhai Yifan represented the contingent consideration related to the acquisition of Guangzhou HealthQuest Pharma Co., Ltd.

d)	Compensation of key management personnel of the Group:

	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Short term employee benefits and fees	20,118	19,059	59,283	8,477
Equity-settled share-based payment expenses	1,763	625	3,141	449
Post-employment benefits	986	977	711	102

Total	22,867	20,661	63,135	9,028